As filed with the Securities and Exchange Commission on July 13, 2011

1933 Act File No. 333-102943
1940 Act File No. 811-21294

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-effective Amendment No. ____	[ ]
Post-effective Amendment No. __39__	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. __40__	[X]

Munder Series Trust
(Exact Name of Registrant as Specified in Charter)

480 Pierce Street, Birmingham, Michigan	48009
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 438-5789

Stephen J. Shenkenberg
 c/o Munder Series Trust
480 Pierce Street
Birmingham, Michigan 48009
(Name and Address of Agent for Service)

Copies to:
Jane A. Kanter, Esquire
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check the appropriate box)
[ X ] immediately upon filing pursuant to paragraph (b) of Rule 485
[   ] on _______ pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on _______ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on _______ pursuant to paragraph (a)(2)

If appropriate, check the following box:
[  ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 39 to the Registration Statement meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 39 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and The State of Michigan, on the 13h day of July, 2011.

MUNDER SERIES TRUST

/s/ James V. Fitzgerald
By:  James V. Fitzgerald
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on the date(s) indicated.

Signatures	Title	Date
*/s/ David J. Brophy David J. Brophy	Trustee	July 13, 2011
*/s/ Joseph E. Champagne Joseph E. Champagne	Trustee	July 13, 2011
*/s/ Thomas D. Eckert Thomas D. Eckert	Trustee	July 13, 2011
*/s/ John Engler John Engler	Trustee	July 13, 2011
*/s/ Michael T. Monahan Michael T. Monahan	Trustee	July 13, 2011
*/s/ Arthur T. Porter Arthur T. Porter	Trustee	July 13, 2011
*/s/ John Rakolta, Jr. John Rakolta, Jr.	Trustee	July 13, 2011
*/s/ Lisa A. Payne Lisa A. Payne	Trustee	July 13, 2011
/s/James V. Fitzgerald James V. Fitzgerald	President (Principal Executive Officer)	July 13, 2011
/s/ Peter K. Hoglund Peter K. Hoglund	Vice President (Principal Financial Officer)	July 13, 2011
/s/ David W. Rumph David W. Rumph	Treasurer (Principal Accounting Officer)	July 13, 2011

* By:       /s/ Stephen J. Shenkenberg
Stephen J. Shenkenberg
as Attorney-in-Fact

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase